OFFTAKE OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2019
OFFTAKE OBLIGATION
Schedule of changes in offtake obligations

Offtake obligation
Balance - January 1, 2018	$78,085
Settlement of offtake obligation	(4,423)
Gain on financial instruments at fair value	(3,593)
Balance - December 31, 2018	$70,069
Settlement of offtake obligation	(3,068)
Loss on financial instruments at fair value	15,415
Offtake obligation repurchase payments	(82,416)
Balance - December 31, 2019	$—